Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	$ (19,061)	$ (2,437)
Fair value changes on investment properties	667	1,070
Foreign exchange gains (losses)	535	(418)
Realized gains (losses) on property and equipment	100	0
Fair value and foreign currency changes on assets and liabilities	(17,759)	(1,785)
Wellesley Office
Disclosure of fair value measurement of assets [line items]
Realized gains (losses) on property and equipment	100	0
Other liabilities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	15	(2)
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	4	(3)
Debt securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	(15,959)	(3,892)
Equity securities
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	(1,125)	825
Derivative assets
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	(2,148)	191
Other invested assets
Disclosure of fair value measurement of assets [line items]
Total change in fair value through profit or loss assets and liabilities	$ 152	$ 444